Significant Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Significant Agreements [Line Items]
SIGNIFICANT AGREEMENTS

NOTE 6. SIGNIFICANT AGREEMENTS

Amgen License Agreement

On November 21, 2019, the Company entered into a license agreement with Amgen Inc. (“Amgen”) pursuant to which the Company obtained an exclusive, sublicensable license for certain patents, data, and non-data know-how related to Amgen’s proprietary monoclonal antibody known as AMG 191, as renamed to JSP 191 (“JSP 191”). Concurrently with the execution of the license agreement, Amgen assigned to the Company its rights and obligations under the Investigator Sponsored Research Agreement (“ISRA”) previously entered into in June 2013 between Amgen and The Board of Trustees of the Leland Stanford Junior University (“Stanford”) related to the study of JSP 191.

Under the ISRA, the Company was provided an option to negotiate a definitive license with Stanford for rights to certain Stanford intellectual property (“IP”) related to the study of JSP 191 in exchange for an option exercise fee of $1.0 million, payable over a two-year period (the “Option”). There are no other fees due under the ISRA. The Company exercised the Option in June 2020, and the definitive license with Stanford was executed in March 2021. Upon exercise of the option, the $1.0 million option exercise fee was recognized as research and development cost. In June 2020, the Company and Stanford agreed to transfer the Investigational New Drug Application (“IND”) and control of the study related to this ISRA to the Company. The Company paid $0.2 million of the option exercise fee during the six months ended June 30, 2020. As of December 31, 2020, the Company had paid the total of $0.4 million of the option exercise fee and had accrued $0.4 million and $0.2 million as current and noncurrent liabilities, respectively. During the six months ended June 30, 2021, the Company paid $0.2 million of the option exercise fee and included the unsettled liability of $0.4 million in accrued expenses and other current liabilities as of June 30, 2021.

As consideration for the rights granted to the Company under the license agreement with Amgen, the Company issued Amgen 100 shares of the Company’s Series A-2 redeemable convertible preferred stock as of November 21, 2019, the fair value of which totaled $0.9 million. The acquisition of the exclusive license, including patent rights and know-how was accounted for as an asset acquisition. As the acquired technology did not have an alternative use for accounting purposes, the total consideration of $0.9 million was recorded as research and development expense in the statements of operations and comprehensive loss for the year ended December 31, 2019. The fair value of the Series A-2 shares was estimated using the valuation performed by the Company in connection with Series A-1 financing and equity fair value was allocated to each outstanding class of equity securities using the option pricing model.

The Amgen license agreement terminates on a product by product and country by country basis on the latest to occur of (i) expiration of the last valid claim of a licensed patent that covers the sale or manufacture of the applicable licensed product in such country, (ii) expiration of any period of regulatory exclusivity granted with respect to such licensed product in such country or (iii) ten years after the first commercial sale of such licensed product in a country. The Company and Amgen have the right to terminate the agreement for a material breach as specified in the agreement.

Stanford Exclusive License Agreement

In March 2021, the Company entered into a license agreement with Stanford (the “Stanford License Agreement”), following the exercise of its option in June 2020. The Company received a worldwide, exclusive license with a right to sublicense for JSP191 in the field of depleting endogenous blood stem cells in patients for whom hematopoietic cell transplantation is indicated. Stanford transferred certain know-how and patents related to JSP191 (together, the “Licensed Technology”). Under the terms of this agreement, the Company will use commercially reasonable efforts to develop, manufacture, and sell licensed product and to develop markets for a licensed product. In addition, the Company will use commercially reasonable efforts to meet the milestones as specified in the agreement over the next six years and must notify Stanford in writing as each milestone is met.

The Company will pay annual license maintenance fees, beginning on the first anniversary of the effective date of the agreement and ending upon the first commercial sale of a product, method, or service in the licensed field of use, as follows: $25,000 for each first and second year, $35,000 for each third and fourth year, and $50,000 at each anniversary thereafter ending upon the first commercial sale. The Company is also obligated to pay late stage clinical development milestones and first commercial sales milestone payments of up to $9.0 million in total. The Company will also pay low single-digit royalties on net sales of licensed products, if approved. No payments have been made under the Stanford License Agreement during the six months ended June 30, 2021.

The Stanford License Agreement expires on a country-by-country basis on the last-to-expire valid claim of a licensed patent in such country. The Company may terminate the agreement by giving Stanford a written notice at least 12 months in advance of the effective date of termination. The Company may also terminate the agreement solely with respect to any particular patent application or patent by giving Stanford written notice at least 60 days in advance of the effective date of termination. Stanford may terminate the agreement after 90 days from a written notice by Stanford, specifying a problem, including a delinquency on any report required pursuant to agreement or any payment, missing a milestone or for a material breach, unless the Company remediates the problem in that 90-day period.

NOTE 6. SIGNIFICANT AGREEMENTS

Amgen License Agreement

On November 21, 2019, the Company entered into a license agreement with Amgen Inc. (“Amgen”) pursuant to which the Company obtained an exclusive, sublicensable license for certain patents, data, and non-data know-how related to Amgen’s proprietary monoclonal antibody known as AMG191, as renamed to JSP191 (“JSP191”). Concurrently with the execution of the license agreement, Amgen assigned to the Company its rights and obligations under the Investigator Sponsored Research Agreement (“ISRA”) previously entered into in June 2013 between Amgen and The Board of Trustees of the Leland Stanford Junior University (“Stanford”) related to the study of JSP191.

Under the ISRA, the Company was provided an option to negotiate a definitive license with Stanford for rights to certain Stanford intellectual property (“IP”) related to the study of JSP191 in exchange for an option exercise fee of $1.0 million, payable over a two-year period (the “Option”). There are no other fees due under the ISRA. The Company exercised the Option in June 2020, and the definitive license with Stanford was executed in March 2021 (see Note 16). Upon exercise of the option, the $1.0 million option exercise fee was recognized as research and development cost. As of December 31, 2020, the Company had paid $0.4 million of the option exercise fee and had accrued $0.4 million and $0.2 million as current and noncurrent liabilities, respectively. In June 2020, the Company and Stanford agreed to transfer the Investigational New Drug Application (“IND”) and control of the study related to this ISRA to the Company.

As consideration for the rights granted to the Company under the license agreement with Amgen, the Company issued Amgen 100 shares of the Company’s Series A-2 redeemable convertible preferred stock as of November 21, 2019, the fair value of which totaled $0.9 million. The acquisition of the exclusive license, including patent rights and know-how was accounted for as an asset acquisition. As the acquired technology did not have an alternative use for accounting purposes, the total consideration of $0.9 million was recorded as research and development expense in the statements of operations and comprehensive loss for the year ended December 31, 2019. The fair value of the Series A-2 shares was estimated using the valuation performed by the Company in connection with Series A-1 financing and equity fair value was allocated to each outstanding class of equity securities using the option pricing model.

The Amgen license agreement terminates on a product by product and country by country basis on the latest to occur of (i) expiration of the last valid claim of a licensed patent that covers the sale or manufacture of the applicable licensed product in such country, (ii) expiration of any period of regulatory exclusivity granted with respect to such licensed product in such country or (iii) ten years after the first commercial sale of such licensed product in a country.